Voya VACS Series LCC Fund Expense Example - Voya VACS Series LCC Fund - No Class	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	657
Expense Example, with Redemption, 5 Years	1,325
Expense Example, with Redemption, 10 Years	$ 3,114